Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Bankruptcy Long-term Debt

Following our emergence from bankruptcy, our debt as of June 30, 2016 and February 10, 2016 was comprised of the following:

	June 30, 2016	February 10, 2016
(in thousands)
2016 Term Loan Facility	$142,285	$143,000
10% Second Lien Notes, net of financing costs of $2,107 and $2,250	74,018	73,875
Convertible Notes, net of discount of $127,974 and $146,920	624,958	603,080

	841,261	819,955
Less current maturities of long-term debt	1,430	1,430

Long-term debt, net	$839,831	$818,525

Predecessor
Bankruptcy Long-term Debt

Our pre-bankruptcy debt was composed of the following:

	December 31,
	2015	2014
	(In thousands)
7.5% Senior Notes, issued at par (1)	$—	$1,118,615
7.125% Senior Notes, issued at par (1)	—	727,622
$500 million 2017 Term Loan, net of discount of $0 and $4,406 (1)	—	364,159
$350 million 2019 Term Loan, net of discount of $0 and $3,668 (1)	—	340,207
Revolving credit agreement (1)	—	—

	—	2,550,603
Less current maturities of long-term debt and revolving credit facility	—	53,500

Long-term debt, net	$—	$2,497,103

(1)	Classified as Liabilities Subject to Compromise as of December 31, 2015.

Summary of Yearly Debt Payments for Both Scheduled and Discretionary

The following table summarizes our yearly debt payments, both scheduled and discretionary, for the years ended December 31, 2015 and 2014 (in thousands).

	Year Ended December 31,
	2015	2014
7.125% Senior Notes (1)	$—	$47,378
7.5% Senior Notes (1)	31,800	31,385
2017 Term Loan (2)	7,522	44,000
Scheduled maturities payments (3)	40,125	63,500

Total	$79,447	$186,263

(1)	Discretionary open market debt repurchases.
(2)	Includes additional principal payments of $7.5 million and $42 million in 2015 and 2014, respectively.
(3)	Includes $10 million repayment of revolving credit agreement in 2014.